Hedging derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
HEDGING DERIVATIVES, ASSETS	€ 8,537	€ 10,377	€ 7,727
HEDGING DERIVATIVES, LIABILITIES	8,044	8,156	8,937
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
HEDGING DERIVATIVES, ASSETS	3,607	4,678	4,620
HEDGING DERIVATIVES, LIABILITIES	6,968	5,696	5,786
Portfolio hedges
Disclosure of detailed information about hedging instruments [line items]
HEDGING DERIVATIVES, ASSETS	1,058	1,525	426
HEDGING DERIVATIVES, LIABILITIES	1,920	2,329	2,168
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
HEDGING DERIVATIVES, ASSETS	4,416	5,349	2,449
HEDGING DERIVATIVES, LIABILITIES	947	1,324	3,021
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
HEDGING DERIVATIVES, ASSETS	514	350	658
HEDGING DERIVATIVES, LIABILITIES	€ 129	€ 1,136	€ 130